Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
CIK0001848000_LAKESHORE ACQUISITION I CORP [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report

Note 11 — Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

The Company held an Extraordinary General Meeting (the “General Meeting”) of shareholders on September 7, 2022. In the General Meeting, shareholders approved to amend Lakeshore’s Amended and Restated Memorandum and Articles of Association (the “Charter Amendment”), and to extend the time for Lakeshore to complete a business combination for an additional three (3) months, from September 15, 2022 to December 15, 2022, and the Charter Amendment was amended on September 7, 2022. In the General Meeting, shareholders elected to redeem 2,606,117 public shares. Refer to the Form 8-K filed by the Company on September 7, 2022.

On September 12, 2022, the Company issued an unsecured promissory note in the aggregate principal amount of $200,000 to RedOne Investment Limited, the Sponsor.

On September 15, 2022, the Company, ProSomnus Holdings Inc., (“ProSomnus”), the Sponsor, and the investor (the “Investor”) entered into a Note Purchase Agreement (the “Note Purchase Agreement”). Pursuant to the Note Purchase Agreement, the Investor deposited $300,000 into the Company’s account. In addition, the Sponsor will transfer 50,000 founder shares to the Investor at merger closing. Refer to the Form 8-K filed by the Company on September 15, 2022.

On September 15, 2022, the Company deposited $357,610 to the trust account at $0.125 per share for each public share that had not been redeemed in accordance with the terms of the amended and restated memorandum and articles of association to extend the time to complete the Business Combination by three months until December 15, 2022. $300,000 was from the Investor received from the Note Purchase Agreement and $57,610 was paid out of the Company’s operating account.

On September 15, 2022, a total redemption payment of $26,172,069 was distributed for 2,606,117 public shares redeemed. As of September 15, 2022, there were 2,860,883 non-redeeming public shares issued and outstanding.

On December 2, 2022, the Company held an Extraordinary General Meeting (the “General Meeing”). In the General Meeting, the Company’s shareholders approved the proposed business combination, and a total of 2,380,246 public shares was elected to be redeemed. A total redemption payment of $24,369,280 was distributed for 2,380,246 public shares redeemed. As of December 2, 2022, there were 2,109,062 ordinary shares issued and outstanding. Refer to the Form 8-K and Form 8-K/A filed by the Company on December 2, 2022 and December 5, 2022, respectively.

On December 6, 2022, the Company completed its business combination. Refer to the Form 25-NSE notified by Nasdaq Stock Market LLC on December 6, 2022.

Note 10 — Events Subsequent to the Date of the Form 10-Q filed on November 14, 2022

On December 2, 2022, the Company held an Extraordinary General Meeting (the “General Meeing”). In the General Meeting, the Company’s shareholders approved the proposed business combination, and a total of 2,380,246 public shares was elected to be redeemed. A total redemption payment of $24,369,280 was distributed for 2,380,246 public shares redeemed. As of December 2, 2022, there were 2,109,062 ordinary shares issued and outstanding. Refer to the Form 8-K and Form 8-K/A filed by the Company on December 2, 2022 and December 5, 2022, respectively.

On December 6, 2022, the Company completed the business combination with ProSomnus. Refer to the Form 25-NSE notified by Nasdaq Stock Market LLC on December 6, 2022.